Submission	Jun. 29, 2026
Submission [Line Items]
Central Index Key	0002094712
Registrant Name	ARC Group Securities Acquisition I
Registration File Number	333-291302
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES